Note 16 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($) $ in Millions	Apr. 30, 2025	Apr. 28, 2025
Former Employee [Member]
Stock Issued During Period, Shares, New Issues (in shares)		21,000
Inducement Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		340,000
Evoke Neuroscience, Inc. [Member]
Business Combination, Consideration Transferred	$ 6.0
Payments to Acquire Businesses, Gross	$ 3.0
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares (in shares)	857,149
Business Combination, Consideration Transferred, Equity Interest	$ 3.0
Evoke Neuroscience, Inc. [Member] | Earnout Targets [Member]
Business Combination, Contingent Consideration, Range of Outcomes, Maximum, Amount	$ 0.5